Fair Value Measurements (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities
Financial liabilities	$ 18,291	$ 14,959	$ 14,152
Level 1 [Member]
Financial Liabilities
Financial liabilities	437	167
Level 2 [Member]
Financial Liabilities
Financial liabilities	354	136
Level 3 [Member]
Financial Liabilities
Financial liabilities	17,500	14,656	14,152
Carlyle Warrants [Member]
Financial Liabilities
Financial liabilities	3,086	9,515
Carlyle Warrants [Member] | Level 1 [Member]
Financial Liabilities
Financial liabilities
Carlyle Warrants [Member] | Level 2 [Member]
Financial Liabilities
Financial liabilities
Carlyle Warrants [Member] | Level 3 [Member]
Financial Liabilities
Financial liabilities	3,086	9,515
Public Warrants [Member]
Financial Liabilities
Financial liabilities	437	167
Public Warrants [Member] | Level 1 [Member]
Financial Liabilities
Financial liabilities	437	167
Public Warrants [Member] | Level 2 [Member]
Financial Liabilities
Financial liabilities
Public Warrants [Member] | Level 3 [Member]
Financial Liabilities
Financial liabilities
Private Placement Warrants [Member]
Financial Liabilities
Financial liabilities	318	122
Private Placement Warrants [Member] | Level 1 [Member]
Financial Liabilities
Financial liabilities
Private Placement Warrants [Member] | Level 2 [Member]
Financial Liabilities
Financial liabilities	318	122
Private Placement Warrants [Member] | Level 3 [Member]
Financial Liabilities
Financial liabilities
Working capital warrants [Member]
Financial Liabilities
Financial liabilities		14
Working capital warrants [Member] | Level 1 [Member]
Financial Liabilities
Financial liabilities
Working capital warrants [Member] | Level 2 [Member]
Financial Liabilities
Financial liabilities		14
Working capital warrants [Member] | Level 3 [Member]
Financial Liabilities
Financial liabilities
Replacement warrants [Member]
Financial Liabilities
Financial liabilities	5	1,310
Replacement warrants [Member] | Level 1 [Member]
Financial Liabilities
Financial liabilities
Replacement warrants [Member] | Level 2 [Member]
Financial Liabilities
Financial liabilities
Replacement warrants [Member] | Level 3 [Member]
Financial Liabilities
Financial liabilities	5	1,310
Forward purchase agreement liabilities [Member]
Financial Liabilities
Financial liabilities	9,409	3,831
Forward purchase agreement liabilities [Member] | Level 1 [Member]
Financial Liabilities
Financial liabilities
Forward purchase agreement liabilities [Member] | Level 2 [Member]
Financial Liabilities
Financial liabilities
Forward purchase agreement liabilities [Member] | Level 3 [Member]
Financial Liabilities
Financial liabilities	$ 9,409	$ 3,831
Redeemable convertible preferred stock warrant liability [Member]
Financial Liabilities
Financial liabilities			14,152
Redeemable convertible preferred stock warrant liability [Member] | Level 1 [Member]
Financial Liabilities
Financial liabilities
Redeemable convertible preferred stock warrant liability [Member] | Level 2 [Member]
Financial Liabilities
Financial liabilities
Redeemable convertible preferred stock warrant liability [Member] | Level 3 [Member]
Financial Liabilities
Financial liabilities			$ 14,152